Tidal Trust I
234 W Florida St, Suite 700
Milwaukee, WI 53204

September 29, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust I (the “Trust”) File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, The Free Markets ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective September 25, 2026, and filed electronically as Post-Effective Amendment No. 337 to the Trust’s Registration Statement on Form N-1A on September 22, 2026.

If you have any questions or require further information, please contact Britny Hawk at (262) 276-0633 or bhawk@tidalfg.com.

Sincerely,

/s/ Britny Hawk

Britny Hawk
Counsel II
Tidal Investments LLC, on behalf of Tidal Trust I